Distribution Date:	09/12/24	COMM 2014-CCRE16 Mortgage Trust
Determination Date:	09/06/24
Next Distribution Date:	10/11/24
Record Date:	08/30/24	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE16
Revision - July 2024
Reporting was revised to correct the ARA/ASER calculations on Prospectus ID #13.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Additional Information	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14
		Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21-22	Controlling Class	LNR Securities Holdings, LLC
		Representative
Modified Loan Detail	23		-
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591VAA9	1.445000%	54,127,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591VAB7	3.042000%	144,926,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591VAC5	3.653000%	74,206,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12591VAD3	3.775000%	190,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12591VAE1	4.051000%	281,426,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12591VAG6	4.278000%	74,468,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.00%
B	12591VAH4	4.582000%	58,513,000.00	54,416,641.74	11,376,251.50	207,780.88	0.00	0.00	11,584,032.38	43,040,390.24	77.02%	17.50%
C	12591VAK7	4.867380%	47,872,000.00	47,872,000.00	0.00	194,176.01	0.00	0.00	194,176.01	47,872,000.00	51.45%	13.00%
D	12591VAQ4	4.867380%	54,521,000.00	54,521,000.00	0.00	222,206.86	0.00	0.00	222,206.86	54,521,000.00	22.33%	7.88%
E*	12591VAS0	3.220000%	25,266,000.00	25,266,000.00	0.00	123,786.87	0.00	0.00	123,786.87	25,266,000.00	8.84%	5.50%
F	12591VAU5	3.220000%	10,639,000.00	10,639,000.00	0.00	0.00	0.00	0.00	0.00	10,639,000.00	3.16%	4.50%
G	12591VAW1	3.220000%	47,872,908.00	5,918,433.57	0.00	0.00	0.00	0.00	0.00	5,918,433.57	0.00%	0.00%
LR	12591VBA8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12591VAY7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,063,836,910.00	198,633,075.31	11,376,251.50	747,950.62	0.00	0.00	12,124,202.12	187,256,823.81

X-A	12591VAF8	4.867380%	819,153,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12591VAL5	0.099034%	160,906,000.00	156,809,641.74	0.00	12,941.18	0.00	0.00	12,941.18	145,433,390.24
X-C	12591VAN1	1.647380%	25,266,000.00	25,266,000.00	0.00	34,685.58	0.00	0.00	34,685.58	25,266,000.00
X-D	12591VBC4	1.647380%	58,511,908.00	16,557,433.57	0.00	22,730.32	0.00	0.00	22,730.32	16,557,433.57
Notional SubTotal			1,063,836,908.00	198,633,075.31	0.00	70,357.08	0.00	0.00	70,357.08	187,256,823.81

Deal Distribution Total					11,376,251.50	818,307.70	0.00	0.00	12,194,559.20

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591VAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591VAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591VAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12591VAD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12591VAE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12591VAG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12591VAH4	929.99233914	194.42263258	3.55102080	0.00000000	0.00000000	0.00000000	0.00000000	197.97365338	735.56970656
C	12591VAK7	1,000.00000000	0.00000000	4.05614994	0.00000000	0.00000000	0.00000000	0.00000000	4.05614994	1,000.00000000
D	12591VAQ4	1,000.00000000	0.00000000	4.07561967	(0.01946975)	0.00000000	0.00000000	0.00000000	4.07561967	1,000.00000000
E	12591VAS0	1,000.00000000	0.00000000	4.89934576	(2.21601243)	7.55205691	0.00000000	0.00000000	4.89934576	1,000.00000000
F	12591VAU5	1,000.00000000	0.00000000	0.00000000	2.68333302	13.39006956	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12591VAW1	123.62803551	0.00000000	0.00000000	0.33173523	36.85724022	0.00000000	0.00000000	0.00000000	123.62803551
LR	12591VBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12591VAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591VAF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12591VAL5	974.54191727	0.00000000	0.08042696	0.00000000	0.00000000	0.00000000	0.00000000	0.08042696	903.84069109
X-C	12591VAN1	1,000.00000000	0.00000000	1.37281643	0.00000000	0.00000000	0.00000000	0.00000000	1.37281643	1,000.00000000
X-D	12591VBC4	282.97545125	0.00000000	0.38847340	0.00000000	0.00000000	0.00000000	0.00000000	0.38847340	282.97545125

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	08/01/24 - 08/30/24	30	0.00	207,780.88	0.00	207,780.88	0.00	0.00	0.00	207,780.88	0.00
C	08/01/24 - 08/30/24	30	0.00	194,176.01	0.00	194,176.01	0.00	0.00	0.00	194,176.01	0.00
D	08/01/24 - 08/30/24	30	1,061.51	221,145.35	0.00	221,145.35	(1,061.51)	0.00	0.00	222,206.86	0.00
E	08/01/24 - 08/30/24	30	246,800.04	67,797.10	0.00	67,797.10	(55,989.77)	0.00	0.00	123,786.87	190,810.27
F	08/01/24 - 08/30/24	30	113,908.97	28,547.98	0.00	28,547.98	28,547.98	0.00	0.00	0.00	142,456.95
G	08/01/24 - 08/30/24	30	1,748,582.14	15,881.13	0.00	15,881.13	15,881.13	0.00	0.00	0.00	1,764,463.27
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	08/01/24 - 08/30/24	30	0.00	12,941.18	0.00	12,941.18	0.00	0.00	0.00	12,941.18	0.00
X-C	08/01/24 - 08/30/24	30	0.00	34,685.58	0.00	34,685.58	0.00	0.00	0.00	34,685.58	0.00
X-D	08/01/24 - 08/30/24	30	0.00	22,730.32	0.00	22,730.32	0.00	0.00	0.00	22,730.32	0.00
Totals			2,110,352.66	805,685.53	0.00	805,685.53	(12,622.17)	0.00	0.00	818,307.70	2,097,730.49

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591VAG6	N/A	74,468,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591VAH4	4.582000%	58,513,000.00	54,416,641.74	11,376,251.50	207,780.88	0.00	0.00	11,584,032.38	43,040,390.24
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591VAK7	4.867380%	47,872,000.00	47,872,000.00	0.00	194,176.01	0.00	0.00	194,176.01	47,872,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			180,853,000.03	102,288,641.74	11,376,251.50	401,956.89	0.00	0.00	11,778,208.39	90,912,390.24

Exchangeable Certificate Details
PEZ	12591VAJ0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	12,194,559.20
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	822,863.08	Master Servicing Fee	1,560.77
Interest Reductions due to Nonrecoverability Determination	(71,845.14)	Certificate Administrator Fee	0.00
Interest Adjustments	(12,646.39)	Trustee Fee	718.39
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	85.52
ARD Interest	0.00	Operating Advisor Fee	155.74
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	908.80
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	738,371.55	Total Fees	3,429.22

Principal		Expenses/Reimbursements
Scheduled Principal	135,826.43	Reimbursement for Interest on Advances	19,784.53
Unscheduled Principal Collections		ASER Amount	6,048.90
Principal Prepayments	(7,880,425.06)	Special Servicing Fees (Monthly)	(166,578.41)
Collection of Principal after Maturity Date	7,880,425.06	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	11,240,425.06	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	57,379.63
Total Principal Collected	11,376,251.49	Total Expenses/Reimbursements	(83,365.35)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	818,307.70
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	11,376,251.50
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	12,194,559.20
Total Funds Collected	12,114,623.04	Total Funds Distributed	12,114,623.07

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	198,633,075.31	198,633,075.31	Beginning Certificate Balance	198,633,075.31
(-) Scheduled Principal Collections	135,826.43	135,826.43	(-) Principal Distributions	11,376,251.50
(-) Unscheduled Principal Collections	11,240,425.06	11,240,425.06	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.01	0.01	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	187,256,823.81	187,256,823.81	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	199,598,027.28	199,598,027.28	Ending Certificate Balance	187,256,823.81
Ending Actual Collateral Balance	187,831,116.94	187,831,116.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	3,550,346.71	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	3,550,346.71	0.00	Net WAC Rate	4.87%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	2	8,315,570.85	4.44%	(5)	5.0400	1.776273	1.249 or less	3	49,249,008.69	26.30%	(7)	4.9714	0.656491
7,500,000 to 14,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.25 to 1.29	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	2	33,209,265.51	17.73%	(5)	4.8715	0.800978	1.30 to 1.39	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	1	29,091,987.45	15.54%	(8)	5.0730	0.880000	1.40 to 1.49	1	15,827,377.06	8.45%	(5)	4.9500	1.450000
50,000,000 to 74,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.50 to 1.749	1	116,640,000.00	62.29%	(5)	4.7000	1.640000
75,000,000 or greater	1	116,640,000.00	62.29%	(5)	4.7000	1.640000	1.75 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
Totals	6	187,256,823.81	100.00%	(5)	4.8035	1.379182	2.00 or greater	1	5,540,438.06	2.96%	(5)	5.0700	2.110000
							Totals	6	187,256,823.81	100.00%	(5)	4.8035	1.379182
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Connecticut	1	2,775,132.79	1.48%	(6)	4.9800	1.110000
							Mixed Use	1	17,381,888.45	9.28%	(5)	4.8000	0.210000
Florida	1	5,540,438.06	2.96%	(5)	5.0700	2.110000
							Office	2	145,731,987.45	77.82%	(6)	4.7745	1.488284
Nevada	1	15,827,377.06	8.45%	(5)	4.9500	1.450000
							Retail	3	24,142,947.91	12.89%	(5)	4.9810	1.562378
New York	3	163,113,875.90	87.11%	(6)	4.7772	1.352066
							Totals	6	187,256,823.81	100.00%	(5)	4.8035	1.379182
Totals	6	187,256,823.81	100.00%	(5)	4.8035	1.379182

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	1	116,640,000.00	62.29%	(5)	4.7000	1.640000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	3	35,984,398.30	19.22%	(5)	4.8799	0.824810	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	2	34,632,425.51	18.49%	(8)	5.0725	1.076773	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	187,256,823.81	100.00%	(5)	4.8035	1.379182	49 months or greater	6	187,256,823.81	100.00%	(5)	4.8035	1.379182
								Totals	6	187,256,823.81	100.00%	(5)	4.8035	1.379182
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	187,256,823.81	100.00%	(5)	4.8035	1.379182	Interest Only	1	116,640,000.00	62.29%	(5)	4.7000	1.640000
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	2	46,473,875.90	24.82%	(7)	4.9709	0.629411
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	187,256,823.81	100.00%	(5)	4.8035	1.379182	121 months or greater	3	24,142,947.91	12.89%	(5)	4.9810	1.562378
								Totals	6	187,256,823.81	100.00%	(5)	4.8035	1.379182
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	140,782,947.91	75.18%	(5)	4.7482	1.626689			No outstanding loans in this group
	13 months to 24 months	2	46,473,875.90	24.82%	(7)	4.9709	0.629411
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	187,256,823.81	100.00%	(5)	4.8035	1.379182
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10085611	1	OF	New York	NY	Actual/360	4.700%	472,068.00	3,360,000.00	0.00	N/A	04/06/24	--	120,000,000.00	116,640,000.00	09/06/24
6	10085616	1	OF	New York	NY	Actual/360	5.073%	150,197.80	5,072,684.16	0.00	N/A	01/06/24	01/06/26	34,164,671.61	29,091,987.45	09/06/24
13	10085622	1	RT	Las Vegas	NV	Actual/360	4.950%	79,300.11	2,776,755.19	0.00	N/A	04/06/24	--	18,604,132.25	15,827,377.06	09/06/24
16	10085625	1	MU	New York	NY	Actual/360	4.800%	0.00	0.00	0.00	N/A	04/06/24	--	17,381,888.45	17,381,888.45	06/06/22
41	10085649	1	RT	Port Richey	FL	Actual/360	5.070%	24,243.43	12,551.90	0.00	N/A	04/05/24	--	5,552,989.96	5,540,438.06	08/05/24
50	10085658	1	RT	Westport	CT	Actual/360	4.980%	12,562.21	154,260.24	0.00	N/A	03/05/24	--	2,929,393.04	2,775,132.79	09/05/24
Totals								738,371.55	11,376,251.49	0.00				198,633,075.31	187,256,823.81
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	21,674,200.48	20,918,867.08	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	665,622.35	0.00
6	1	2,606,678.07	1,230,265.84	01/01/23	06/30/23	04/08/24	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,113,015.06	2,126,269.55	01/01/23	12/31/23	07/08/24	0.00	0.00	0.00	0.00	0.00	0.00
16	1	0.00	129,795.00	01/01/23	06/30/23	10/06/23	12,523,961.33	362,479.83	(212.54)	1,072,603.06	0.00	0.00
41	1	1,031,384.09	996,058.91	01/01/23	12/31/23	09/06/24	1,388,247.49	6,048.90	30,685.22	30,685.22	0.00	0.00
50	1	230,920.85	292,637.47	01/01/23	12/31/23	07/08/24	0.00	0.00	0.00	0.00	0.00	0.00
Totals		27,656,198.55	25,693,893.85				13,912,208.82	368,528.73	30,472.68	1,103,288.28	665,622.35	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

			Principal Prepayment Detail

				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	10085611	1	3,360,000.00	Partial Liquidation (Curtailment)	0.00	0.00
6	10085616	1	5,000,000.00	Partial Liquidation (Curtailment)	0.00	0.00
13	10085622	1	2,733,955.41	Partial Liquidation (Curtailment)	0.00	0.00
50	10085658	1	146,469.65	Partial Liquidation (Curtailment)	0.00	0.00
Totals			11,240,425.06		0.00	0.00
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 16 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/12/24	0	0.00	0	0.00	0	0.00	0	0.00	1	17,381,888.45	2	145,731,987.45	4	11,240,425.06	0	0.00	4.803459%	4.782589%	(5)
08/12/24	0	0.00	0	0.00	0	0.00	0	0.00	1	17,381,888.45	0	0.00	0	0.00	0	0.00	4.810795%	4.789357%	(5)
07/12/24	0	0.00	0	0.00	0	0.00	0	0.00	1	17,381,888.45	1	2,937,150.36	0	0.00	0	0.00	4.810943%	4.789496%	(4)
06/12/24	0	0.00	0	0.00	0	0.00	0	0.00	1	17,381,888.45	0	0.00	1	156,141.37	1	10,696,403.90	4.811100%	4.789644%	(3)
05/10/24	0	0.00	0	0.00	0	0.00	0	0.00	1	17,381,888.45	0	0.00	0	0.00	0	0.00	4.916090%	4.889653%	(2)
04/12/24	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	10,155,850.56	4.915963%	4.889497%	(1)
03/12/24	0	0.00	0	0.00	1	17,381,888.45	0	0.00	1	45,806,404.60	0	0.00	0	0.00	1	22,179,587.71	4.922174%	4.897227%	0
02/12/24	0	0.00	0	0.00	2	63,188,293.05	0	0.00	1	45,806,404.60	0	0.00	0	0.00	1	19,159,436.00	4.934630%	4.908629%	1
01/12/24	0	0.00	0	0.00	2	63,188,293.05	0	0.00	1	45,806,404.60	0	0.00	0	0.00	3	40,510,476.92	4.928473%	4.902397%	2
12/12/23	0	0.00	0	0.00	2	63,188,293.05	0	0.00	1	45,806,404.60	0	0.00	0	0.00	5	35,841,101.30	4.948682%	4.921929%	3
11/10/23	0	0.00	0	0.00	2	63,188,293.05	0	0.00	1	45,806,404.60	0	0.00	0	0.00	3	14,624,075.83	4.942501%	4.915207%	4
10/13/23	0	0.00	0	0.00	2	63,221,192.53	0	0.00	1	45,806,404.60	0	0.00	0	0.00	0	0.00	4.944770%	4.917288%	5
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16	10085625	06/06/22	26	5	(212.54)	1,072,603.06	2,331,882.89	17,943,629.68	07/08/20	7			04/11/24
41	10085649	08/05/24	0	5	30,685.22	30,685.22	142.21	5,552,989.96	08/05/24	13
Totals					30,472.68	1,103,288.28	2,332,025.10	23,496,619.64
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		158,164,836	135,242,510	5,540,438		17,381,888
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		29,091,987	29,091,987	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-24	187,256,824	169,874,935	0	0	0	17,381,888
Aug-24	198,633,075	125,552,990	2,929,393	0	52,768,804	17,381,888
Jul-24	198,768,316	5,565,487	0	2,937,150	172,883,790	17,381,888
Jun-24	198,911,535	5,578,713	0	0	175,950,934	17,381,888
May-24	293,059,212	123,118,479	0	0	152,558,844	17,381,888
Apr-24	304,868,862	70,335,368	0	0	234,533,494	0
Mar-24	422,077,367	348,131,375	0	0	28,139,587	45,806,405
Feb-24	585,996,605	477,414,325	0	0	62,775,875	45,806,405
Jan-24	621,759,881	523,887,749	0	0	52,065,727	45,806,405
Dec-23	729,232,199	666,043,906	0	0	17,381,888	45,806,405
Nov-23	766,327,631	703,139,338	0	0	17,381,888	45,806,405
Oct-23	782,193,413	718,972,221	0	0	17,414,788	45,806,405
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	10085611	116,640,000.00	116,640,000.00	369,000,000.00	01/16/14	19,489,470.08	1.64000	12/31/23	04/06/24	I/O
6	10085616	29,091,987.45	29,091,987.45	53,500,000.00	12/12/23	1,172,530.84	0.88000	06/30/23	01/06/24	(126)
13	10085622	15,827,377.06	15,827,377.06	19,090,000.00	06/07/24	2,123,393.55	1.45000	12/31/23	04/06/24	234
16	10085625	17,381,888.45	17,943,629.68	9,000,000.00	08/22/23	129,795.00	0.21000	06/30/23	04/06/24	(126)
41	10085649	5,540,438.06	5,552,989.96	10,125,000.00	01/03/14	932,358.91	2.11000	12/31/23	04/05/24	234
Totals		184,481,691.02	185,055,984.15	460,715,000.00		23,847,548.38

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	10085611	OF	NY	03/21/24	13

9/6/2024 8/2/2024: The loan transferred to SS on 03/29/2024 due to the Master Servicer determining an imminent default. After the transfer, the Borrower and the Lender were able to negotiate terms for a forbearance that was executed on

7/31/2024 . As a result, the loan will remain current and will be considered performing provided that the Borrower performs under the certain terms of the agreement agreement. This is to provide the Borrower sufficient time (24 to 30 months) to work on leasing an d the refinance of the property due to the current state of the capital markets. It is expected that the loan will perform in accordance with the terms of the agreement and will result in a full payoff of the loan at the end of the

	agreement term.

6	10085616	OF	NY	10/04/23	1

9/6/2024 Loan transferred on 10/4/23 for Imminent Default. Borrower has been unable to obtain takeout financing prior to the upcoming Maturity on 1/6/24 and requested an extension of the Maturity. Loan is due for the 1/6/24 payment. A Cash

Trap Pe riod was also triggered due to DSCR falling below 1.10x. Collateral consists of a 17-story office property containing 161,590 NRSF located in the Garment District of Midtown Manhattan. YE2022 NOI was $2.7MM with occupancy of 62%, as of 9/30/23. Local coun sel hasbeen retained to file for foreclosure and/or receivership, if necessary. Foreclosure was filed on 4/1/24. Lender has conditionally approved a proposed Maturity extension with Borrower. The transaction closed in

	August 2024. See LMR for Details.

13	10085622	RT	NV	04/19/24	13

9/6/2024 Loan transferred to the Special Servicer on 4/19/2024 as Borrower was unable to pay off the loan at maturity (04/06/2024). Loan is secured by a 14,378 SF retail condo leased to CVS. CVS vacated in 2018 but has continued paying rent. Space remains dark. The subject is the ground floor unit of a 3 story retail component of the 409-unit, SKY Las Vegas luxury condominium tower on the north end of the Las Vegas Strip. Cash Sweep is in place. Borrower is currently

	marketing the asset for sale w ith LOGIC who is bringing in offers. Lender will dual-track remedies while discussing workout proposals.

16	10085625	MU	NY	07/08/20	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

41	10085649	RT	FL	08/05/24	13
	9/6/2024 The loan was not paid in full at maturity date (4/5/24).

1 Property Type Codes						2 Resolution Strategy Code
© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 27

HC - Health Care	MU - Mixed Use	WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family	SS - Self Storage	LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail	SF - Single Family Rental	98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial	OF - Office	MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities	CH - Cooperative Housing	ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.					Page 22 of 27

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
1	10085611	1	0.00	4.70000%	0.00	4.70000%	10	07/31/24	07/31/24	09/06/24
2	10085612	1	89,086,722.86	5.12200%	89,086,722.86	5.12200%	10	09/22/20	05/06/20	09/22/20
3	10085613	1	71,945,285.07	5.21650%	70,583,503.81	5.21650%	8	12/31/20	--	12/18/20
11	10085621	1	23,575,867.07	4.97000%	23,575,867.07	4.97000%	8	11/17/20	11/17/20	11/17/20
50	10085658	1	0.00	4.98000%	0.00	4.98000%	1	05/30/24	05/30/24	09/05/24
Totals			184,607,875.00		183,246,093.74
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	10085615	04/12/24	45,806,404.60	14,700,000.00	15,616,001.30	4,568,713.49	14,724,564.05	10,155,850.56	35,650,554.04	0.00	0.00	35,650,554.04	66.01%
27	10085636	06/12/24	10,716,406.92	19,000,000.00	12,710,372.18	1,106,148.68	11,822,555.60	10,716,406.92	0.00	0.00	0.00	0.00	0.00%
40	10085648	07/12/21	6,165,651.84	12,900,000.00	9,162,909.05	5,184,662.30	9,162,909.05	3,978,246.75	2,187,405.09	0.00	(15,755.50)	2,203,160.59	31.47%
49	10085657	01/12/17	3,578,579.50	5,800,000.00	3,605,904.65	68,450.93	3,605,904.65	3,537,453.72	41,125.78	0.00	0.00	41,125.78	1.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			66,267,042.86	52,400,000.00	41,095,187.18	10,927,975.40	39,315,933.35	28,387,957.95	37,879,084.91	0.00	(15,755.50)	37,894,840.41

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
5	10085615	04/12/24	0.00	0.00	35,650,554.04	0.00	0.00	35,650,554.04	0.00	0.00	35,650,554.04
27	10085636	06/12/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1,601.77)	(1,601.77)
40	10085648	08/12/22	0.00	0.00	2,203,160.59	0.00	0.00	704.00	0.00	0.00	2,203,160.59
		10/13/21	0.00	0.00	2,202,456.59	0.00	0.00	10,813.50	0.00	0.00
		08/12/21	0.00	0.00	2,191,643.09	0.00	0.00	4,238.00	0.00	0.00
		07/12/21	0.00	0.00	2,187,405.09	0.00	0.00	2,187,405.09	0.00	0.00
49	10085657	01/12/17	0.00	0.00	41,125.78	0.00	0.00	41,125.78	0.00	0.00	41,125.78
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	37,894,840.41	0.00	0.00	37,894,840.41	0.00	(1,601.77)	37,893,238.64

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	(109,166.67)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	(952.28)	0.00	(66,354.17)	0.00	0.00	0.00	0.00	0.00	11,832.29	0.00	0.00	0.00
13	0.00	0.00	4,005.06	0.00	0.00	0.00	0.00	0.00	7,952.24	0.00	57,379.63	0.00
16	0.00	0.00	3,741.93	0.00	0.00	0.00	0.00	71,845.14	0.00	0.00	0.00	0.00
41	0.00	0.00	1,195.44	0.00	0.00	6,048.90	0.00	0.00	0.00	0.00	0.00	0.00
Total	(952.28)	0.00	(166,578.41)	0.00	0.00	6,048.90	0.00	71,845.14	19,784.53	0.00	57,379.63	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(12,472.49)

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27